Share Based Compensation	12 Months Ended
Dec. 31, 2010
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
10. SHARE BASED COMPENSATION
2008 Plan
In March 2008, the Compensation Committee of the Board of Trustees (the “Board”) adopted a 2008 Long-Term Incentive Plan (the “2008 Plan”) which is applicable to the Company’s executive officers. Pursuant to the 2008 Plan grants of stock options and restricted stock units were made.
Options
The Company has authorized the grant of options under the share-based employee compensation plan (the “Plan”) and the 2008 Plan to executive officers, other key employees, non-employee trustees and consultants of up to 21.1 million common shares of the Company. All options granted have 10-year terms and most options vest and are expensed over a three-year period, with options to purchase up to 20% of the shares exercisable after the first anniversary, up to 50% after the second anniversary and 100% after the third anniversary of the date of grant.
Share based compensation cost related to options for the years ended December 31, 2010, 2009 and 2008 was $2.0 million, $1.5 million and $1.0 million, respectively.
The fair value of share option awards is estimated on the date of the grant using the Black-Scholes option valuation model. The following weighted-average assumptions were utilized in calculating the fair value of options granted during the periods indicated:

	Year Ended December 31,
	2010	2009	2008
Risk-free interest rate	2.3%	1.6%	2.7%
Dividend yield	7.6%	8.5%	7.0%
Historical volatility factor	0.357	0.325	0.221
Weighted-average expected life	5 years	5 years	5 years
A summary of the Company’s share option activity, and related information for the year ended December 31, 2010 follows:

		Weighted
		Average
	Options	Exercise
	(000s)	Price
Outstanding at January 1, 2010	3,184	$32.61
Granted	462	32.54
Exercised	(314)	28.06
Forfeited	(9)	22.69

Outstanding at December 31, 2010	3,323	$33.06

Exercisable at December 31, 2010	2,066	$35.87
The weighted average fair value of options granted during the years ended December 31, 2010, 2009 and 2008 was $5.00, $2.30 and $2.64, respectively. Exercise prices for options outstanding as of December 31, 2010 ranged from $20.32 to $49.74. The weighted average remaining contractual life of the options outstanding and exercisable at December 31, 2010 was 5.6 years and 4.1 years, respectively.
During the years ended December 31, 2010, 2009 and 2008, the total intrinsic value of share options exercised (the difference between the market price at exercise and the price paid by the individual to exercise the option) was $1.4 million, $1.7 million and $2.6 million, respectively. As of December 31, 2010, 1.0 million of the options outstanding and exercisable had an exercise price higher than the closing price of the Company’s common shares and are considered to have no intrinsic value at that date. As of December 31, 2010, 1.1 million options outstanding and exercisable had an exercise price lower than the closing price of the Company’s common shares. The aggregate intrinsic value of these options was $2.5 million at that date. The total cash received from the exercise of options for the years ended December 31, 2010, 2009 and 2008 was $8.5 million, $4.3 million and $6.5 million, respectively. The Company has historically issued new shares to satisfy share option exercises.
As of December 31, 2010, there was $1.4 million of unrecognized compensation costs related to nonvested options granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.0 years.
Long Term Incentive Shares (“LTI”)
Restricted LTI share grants made under the Plan are valued at the grant date fair value, which is the market price of the underlying common shares, and vest ratably over a five-year period beginning with the first anniversary of the grant.
During 2010, 2009 and 2008, the Company granted Restricted Stock Units to the executive officers pursuant to the 2008 Plan. A portion of the Restricted Stock Unit will vest from 50% to 200% at the end of three years based on whether our total return exceeds the average total returns of a selected group of peer companies (“First Portion”). The grant date fair value of the First Portion was calculated based on a Monte Carlo simulation model and was determined to be 141%, 175% and 163% as of December 2010, 2009 and 2008, respectively, of the market value of a common share as of the grant date and is amortized over the respective three-year period subject to certain accelerated vesting due to the age and years of service of certain executive officers. Another portion of the Restricted Stock Unit will vest from 50% to 200% at the end of three years based on the amount of the Company’s Funds from operations (“Second Portion”). Targets are established for each of the three years in the relevant award period. Depending on how each year’s performance compares to the projected performance for that year, the Restricted Stock Units are deemed earned and will be payable to the executive officer at the end of the award period. The fair value of Second Portion is based on the market value of a common share as of the grant date and is being amortized to expense during the period from grant date to the vesting dates, adjusting for the expected level of vesting that is anticipated to occur at those dates also subject to certain accelerated vesting provisions as described above.
Share-based compensation cost related to restricted LTI share grants for the years ended December 31, 2010, 2009 and 2008 were $6.6 million, $8.1 million and $4.4 million, respectively.
The following table shows a summary of the Company’s restricted LTI share activity for the year ended December 31, 2010:

		Weighted Avg.
	Shares	Grant Date
	(000s)	Fair value
Nonvested at January 1, 2010	596	$27.94
Granted	259	32.65
Vested	(124)	31.35
Forfeited	(2)	26.96

Nonvested at December 31, 2010	729	$29.03

The weighted average fair value of restricted shares granted during the years ended December 31, 2010, 2009 and 2008 was $32.65 per share, $20.52 per share and $31.04 per share. As of December 31, 2010, there was $9.5 million of total unrecognized compensation cost related to nonvested shares granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.4 years. The total fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was $3.9 million, $4.4 million and $3.5 million, respectively.
Bonus Shares
The Plan provides that employees of the Company may elect to receive bonuses or commissions in the form of common shares in lieu of cash (“Bonus Shares”). By making such election, the employee receives shares equal to 120% of the cash value of the bonus or commission, less applicable withholding tax. Bonus Shares issued for the years ended December 31, 2010, 2009 and 2008 were 60,238, 80,187 and 83,015, respectively. Share-based compensation cost related to Bonus Shares for the years ended December 31, 2010, 2009 and 2008 was $2.0 million, $1.7 million and $2.6 million, respectively.
Profit Sharing Plan
The Plan provides that employees of the Company, below the officer level, may receive up to 5% of base pay in the form of common shares depending on Company performance. Shares issued in conjunction with the profit sharing plan for the years ended December 31, 2010, 2009 and 2008 were 17,769, 23,849 and 15,517 shares, respectively. Share-based compensation cost related to the profit sharing plan for the years ended December 31, 2010, 2009 and 2008 was $387,000, $582,000 and $568,000, respectively.
An additional 8,365,493, 9,142,276 and 1,751,912 common shares were reserved for issuance for future grants under the Plan at December 31, 2010, 2009 and 2008, respectively.
Employee Share Purchase Plan
The Company registered 750,000 common shares under the Securities Act of 1933, as amended, in connection with an employee share purchase plan (“ESPP”). The ESPP enables eligible employees to purchase shares of the Company, in amounts up to 10% of the employee’s salary, at a 15% discount to fair market value. There were 19,043, 19,137 and 17,618 shares issued, in accordance with the ESPP, during the years ended December 31, 2010, 2009 and 2008, respectively. Share-based compensation cost related to the ESPP for the years ended December 31, 2010, 2009 and 2008 was $78,000, $131,000 and $85,000, respectively.